Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	Controladora Vuela Compania de Aviacion, S.A.B. de C.V.
Entity Central Index Key	0001520504
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Ordinary Participation Certificates
Entity Common Stock, Shares Outstanding	756,478,447
Series A shares
Entity Common Stock, Shares Outstanding	923,824,804